Annual Total Returns[BarChart] - Victory INCORE Investment Quality Bond VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.08%	6.37%	(1.63%)	5.55%	0.33%	3.53%	4.15%	(0.41%)	7.72%	8.35%